Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating activities
Income (loss) for the period	$ (2,044,916)	$ 147,652
Adjustments for:
Exploration and evaluation costs	6,000	0
Share-based payments	100,936	0
(Gain) loss on investments	1,838,922	(105,100)
Revaluation of warrant liability	0	(424,295)
Change in cumulative translation adjustment	0	135
Net change in non-cash working capital items	84,368	91,653
Net cash used in operating activities	(14,690)	(289,955)
Investing activities
Reimbursement of mineral property acquisition costs	13,293	0
Proceeds from sale of investments	26,400	60,428
Net cash used in investing activities	39,693	60,428
Change in cash	25,003	(229,527)
Cash, beginning of period	2,839,369	347,896
Cash, end of period	$ 2,864,372	$ 118,369